Net Loss Per Share - Summary Of Earnings Per Shares, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss attributable to the Company	$ (8,331)	$ (12,787)	$ (31,222)	$ (39,966)	$ (24,453)	$ (35,201)	$ (23,443)
Less cumulative earnings to preferred shareholder					(22,822)	(26,900)	(21,647)
Add premium on preferred conversion to common shares					4,074
Net loss attributable to common shareholders					$ (43,201)	$ (62,101)	$ (45,090)
Weighted average common shares and warrants outstanding
Basic (in number)	32,098,715	31,647,131	31,799,313	31,651,295	41,933,050	31,650,173	31,169,435
Diluted (in number)	32,098,715	31,647,131	31,799,313	31,651,295	41,933,050	31,650,173	31,169,435
Net loss per unit attributable to common stockholder
Basic	$ (0.26)	$ (0.40)	$ (0.98)	$ (1.26)	$ (1.03)	$ (1.96)	$ (1.45)
Diluted	$ (0.26)	$ (0.40)	$ (0.98)	$ (1.26)	$ (1.03)	$ (1.96)	$ (1.45)